                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment [   ]; Amendment Number:

    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:         Sandler Capital Management
Address:      767 Fifth Avenue, 45th Floor
              New York, NY 10153


Form 13F File Number: 28-06285

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Andrew Sandler
Title:   Managing Director
Phone:   212-754-8100

Signature, Place, and Date of Signing:

         /s/ Andrew Sandler      New York, New York    8/10/01
         _______________________ _____________________ _________
              [Signature]           [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name


         [Repeat as necessary.]
































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

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          6

Form 13F Information Table Entry Total:     65

Form 13F Information Table Value Total:     $440,660
                                             [thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         1.        28-2461                  John Kornreich
         2.        28-4506                  Michael Marocco
         3.        28-4508                  Andrew Sandler
         4.        28-1951                  Harvey Sandler
         5.        28-                      Douglas Schimmel
         6.        28-                      Hannah Stone


         [Repeat as necessary.]


















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

                                                   Form 13F INFORMATION TABLE
                                                          June 29, 2001

   COLUMN 1        COLUMN 2       COLUMN 3     COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7      COLUMN 8
   ---------       --------       --------     --------       --------         ---------   --------      --------
                                               MARKET
                    TITLE          CUSIP       VALUE     SHRS OR  SH/  PUT/  INVESTMENTS   OTHER      VOTING AUTHORITY
NAME OF ISSUER     OF CLASS        NUMBER      (x000s)   PRN AMT  PRN  CALL  DISCRETION    MANAGERS  SOLE  SHARED  NONE
--------------     --------        ------      -------   -------  ---  ----  -----------   --------  ----  ------  ----


360NETWORKS INC SUB
  VOTING SHA          COMMON       88575T205   183   1845588       SH         SOLE         1-6      1845588    0    0
ACKERLEY GROUP INC
  COM                 COMMON       004527107   2454  218944        SH         SOLE         1-6      218944     0    0
ADVANCED MICRO
  DEVICES INC US      COMMON       007903107   1445  50000         SH         SOLE         1-6      50000      0    0
AMER EXPRESS CO COM   COMMON       025816109   2716  70000         SH         SOLE         1-6      70000      0    0
APOLLO GROUP INC CL
  A COM               COMMON       037604105   8490  200000        SH         SOLE         1-6      188500     0    0
ARCH WIRELESS INC     COMMON       039392105   23    136334        SH         SOLE         1-6      136334     0    0
ARCH WIRELESS INC
  WRNTS 9/1/2001      WARRANT      039392113   3     685329        SH         SOLE         1-6      685329     0    0
AT&T CORP - LIBERTY
  MEDIA -B            COMMON       001957307   30353 1672364       SH         SOLE         1-6      1654284    0    0
AT&T CORP COM         COMMON       001957109   8866  402996        SH         SOLE         1-6      402996     0    0
AT&T CORP LIBERTY
  MEDIA GROUP         COMMON       001957208   7988  456721        SH         SOLE         1-6      398163     0    0
AT&T WIRELESS GROUP
  TRACKING S          COMMON       001957406   409   25000         SH         SOLE         1-6      25000      0    0
BANKNORTH GROUP INC
  COM STK NE          COMMON       06646R107   2265  100000        SH         SOLE         1-6      100000     0    0
BRIO TECHNOLOGY INC
  COM STK             COMMON       109704106   5127  702300        SH         SOLE         1-6      645200     0    0
CABLEVISION NY GROUP
   CLASS A            COMMON       12686C109   20452 349600        SH         SOLE         1-6      349600     0    0
COMCAST CORP CL A
  SPECIAL             COMMON       200300200   4991  115000        SH         SOLE         1-6      115000     0    0
CONVERGYS CORP COM
  STK                 COMMON       212485106   2420  80000         SH         SOLE         1-6      80000      0    0
CONVERGYS CORP COM
  STK                 OPTIONS-PUTS 2124850VG   2420  80000         SH         SOLE         1-6      80000      0    0
CROWN MEDIA HOLDINGS  COMMON       228411104   1744  94000         SH         SOLE         1-6      94000      0    0
DEVRY INC DEL COM     COMMON       251893103   1806  50000         SH         SOLE         1-6      50000      0    0
DOUBLECLICK INC COM   COMMON       258609304   1396  100000        SH         SOLE         1-6      100000     0    0
EBAY INC COM STK      COMMON       278642103   685   10000         SH         SOLE         1-6      10000      0    0
ECHOSTAR COMM 144A
  CONV BONDS          CONVRT


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

                      BONDS 144    278762AE9   5773  6150000       SH         SOLE         1-6      6150000    0    0
EMMIS BROADCASTING
  CORP                COMMON       291525103   6150  200000        SH         SOLE         1-6      177500     0    0
FANNIE MAE COM STK    COMMON       313586109   6080  71500         SH         SOLE         1-6      71500      0    0
FINANCIAL SELECT
  SECTOR SPDR         US ETF'S-
                      US TR        81369Y605   5751  202500        SH         SOLE         1-6      202500     0    0
FIRST DATA CORP COM   COMMON       319963104   20510 318738        SH         SOLE         1-6      300896     0    0
FOX ENTERTAINMENT
  GROUP INC CL        COMMON       35138T107   6277  225000        SH         SOLE         1-6      210000     0    0
GENERAL MOTORS CLASS
  H COM               COMMON       370442832   8335  399700        SH         SOLE         1-6      355700     0    0
GENERAL MTRS CORP
  COM                 COMMON       370442105   4183  65000         SH         SOLE         1-6      54500      0    0
HELLENIC TELECOM
  ORG SPONS ADR       ADRS STOCKS  423325307   80    12500         SH         SOLE         1-6      12500      0    0
HOLLYWOOD ENTER-
  TAINMENT CORP       COMMON       436141105   1692  200000        SH         SOLE         1-6      200000     0    0
INFORMIX CORP COM     COMMON       456779107   10038 1719000       SH         SOLE         1-6      1592500    0    0
INGERSOLL RAND CO COM COMMON       456866102   4120  100000        SH         SOLE         1-6      100000     0    0
INTEGRATED CIRCUIT
  SYSTEMS INC         COMMON       45811K208   1152  60000         SH         SOLE         1-6      60000      0    0
INTEL CORP COM        COMMON       458140100   4305  147200        SH         SOLE         1-6      132300     0    0
MCGRAW HILL COMPANIES
  INC USD             COMMON       580645109   5752  86950         SH         SOLE         1-6      59950      0    0
MICROSOFT CORP COM    COMMON       594918104   12703 174000        SH         SOLE         1-6      159500     0    0
MIDCAP SPDR TRUST
  UNIT SER 1          US ETF'S-
                      US TR        595635103   13335 140000        SH         SOLE         1-6      140000     0    0
MIDWAY GAMES INC COM  COMMON       598148104   1329  71863         SH         SOLE         1-6      71863      0    0
MILLICOM INTL
  CELLULAR S A COM    COMMON       L6388F102   22057 878800        SH         SOLE         1-6      804800     0    0
MTR GAMING GROUP INC
   COM                COMMON       553769100   1897  140500        SH         SOLE         1-6      140500     0    0
NETWORK ENGINES       COMMON       64121A107   400   435000        SH         SOLE         1-6      435000     0    0
NEWS CORP LTD SPONS
  ADR REPSTG          ADRS STOCKS  652487802   8822  272300        SH         SOLE         1-6      224300     0    0
NEXTEL COMMUNICATIONS
   INC                COMMON       65332V103   1439  52200         SH         SOLE         1-6      49700      0    0
OMNICARE INC COM      COMMON       681904108   6464  320000        SH         SOLE         1-6      320000     0    0
PAXSON COMMUNICATIONS
   CORP               COMMON       704231109   1273  95000         SH         SOLE         1-6      70000      0    0
PRECISE SOFTWARE
  SOLUTIONS           COMMON       M41450103   2917  95000         SH         SOLE         1-6      95000      0    0
PRIMEDIA INC COM STK  COMMON       74157K101   679   100000        SH         SOLE         1-6      100000     0    0
RADIO UNICA           COMMON       75040Q106   48    15000         SH         SOLE         1-6      15000      0    0
RAINBOW MEDIA GROUP   COMMON       12686C844   4510  174800        SH         SOLE         1-6      174800     0    0
S & P DEPOSITORY
  RECEIPTS TR U       US ETF'S-
                      US TR        78462F103   61582 502300        SH         SOLE         1-6      502300     0    0
SABRE HOLDINGS CORP.


                                5




  COM                 OPTIONS-PUTS 7859050TJ   2775  55500         SH         SOLE         1-6      55500      0    0
SILICON STORAGE
  TECHNOLOGY INC      COMMON       827057100   1520  150000        SH         SOLE         1-6      150000     0    0
SINCLAIR BROADCAST
  GROUP INC C         COMMON       829226109   5758  559000        SH         SOLE         1-6      485000     0    0
SPRINT CORP (PCS
  GROUP)              COMMON       852061506   604   25000         SH         SOLE         1-6      25000      0    0
SUN INTL HOTELS LTD
  ORDS                COMMON       P8797T133   8100  300000        SH         SOLE         1-6      277000     0    0
TELECOM HLDRS STOCK
  US ETFS             US ETF'S-
                      US TR        87927P200   25562 703480        SH         SOLE         1-6      471000     0    0
TELEWEST  COMMUNI-
  CATIONS PLC         ADRS STOCKS  87956P105   1332  105295        SH         SOLE         1-6      105295     0    0
UNITED PARCEL
  SERVICE CL-B        COMMON       911312106   1734  30000         SH         SOLE         1-6      30000      0    0
USX-MARATHON GROUP
  COM                 COMMON       902905827   738   25000         SH         SOLE         1-6      25000      0    0
VERITAS SOFTWARE
  CORP COM            COMMON       923436109   4358  65500         SH         SOLE         1-6      65500      0    0
VIACOM INC CL B COM   COMMON       925524308   5175  100000        SH         SOLE         1-6      76500      0    0
VIVENDI SPONSORED ADR ADRS STOCKS  92851S204   12499 215500        SH         SOLE         1-6      194000     0    0
VODAFONE GROUP PLC
  ADR                 ADRS STOCKS  92857W100   32726 1464210       SH         SOLE         1-6      1369210    0    0
WMS INDS INC COM      COMMON       929297109   1930  60000         SH         SOLE         1-6      60000      0    0
                                               Total: $440,660
                                                     [Thousands]


























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